Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net Profit (Loss) for the Year	$ 162,566	$ (104,156)	$ (6,261,382)
Adjustments to Net Profit (Loss) for Non-Cash Items:
Amortization – intangibles			1,051,928
Share-based payments	93,865	162,489	371,513
Unrealized foreign exchange (gain) loss	(48,558)	32,378	(1,410)
Lease inducement		(23,147)	(21,147)
Bad debt			732,254
Long term deposit			300,000
Depreciation - right-of-use asset	83,381
Depreciation - property and equipment	18,208	18,369	6,644
Loss on asset acquisition			80,819
Impairment loss – intangible assets			1,948,082
Impairment loss – goodwill			139,618
Operating Profit (Loss) before Working Capital Changes	309,462	85,933	(1,653,081)
Working Capital Adjustments:
Accounts and grants receivable	74,956	57,008	1,429,133
Prepaid and other receivables	(20,064)	103,943	374,364
Accounts payable	(86,033)	(176,602)	28,867
Accrued liabilities	24,435	12,402	(94,580)
Contract liability	(24,301)	131,564
Cash Generated from Operating Activities	278,455	214,248	84,702
CASH FLOWS FROM INVESTING ACTIVITIES
Cash (net) paid for acquisition			9,355
Purchase of property and equipment	(450)	(7,839)	(926)
Cash Used in Investing Activities	(450)	(7,839)	8,429
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease obligation	(69,359)
Proceeds from loans	537,972	420,000	1,460,000
Repayment of loans	(537,972)	(720,000)	(1,310,000)
Cash Generated (used in) from Financing Activities	(69,359)	(300,000)	150,000
NET INCREASE (DECREASE) IN CASH	208,646	(93,591)	243,131
Cash at the Beginning of the Year	233,843	327,434	84,303
Cash at the End of the Year	$ 442,489	$ 233,843	$ 327,434